Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$61,383,675.63	0.5296719	$49,295,698.65	0.4253663	$12,087,976.98
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$138,333,675.63	0.1213624	$126,245,698.65	0.1107574	$12,087,976.98

Weighted Avg. Coupon (WAC)	3.38%		3.40%
Weighted Avg. Remaining Maturity (WARM)	20.61		19.76
Pool Receivables Balance	$159,400,203.25		$146,903,365.48
Remaining Number of Receivables	26,130		25,257

Adjusted Pool Balance	$155,560,479.97		$143,472,502.99

III. COLLECTIONS

Principal:
Principal Collections	$12,162,878.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$267,388.49
Total Principal Collections	$12,430,267.32

Interest:
Interest Collections	$450,355.20
Late Fees & Other Charges	$34,008.72
Interest on Repurchase Principal	$-
Total Interest Collections	$484,363.92

Collection Account Interest	$8,305.04
Reserve Account Interest	$2,098.71
Servicer Advances	$-

Total Collections	$12,925,034.99

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$12,925,034.99
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,925,034.99

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$132,833.50	$-	$132,833.50	$132,833.50
	Collection Account Interest					$8,305.04
	Late Fees & Other Charges					$34,008.72
Total due to Servicer						$175,147.26

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$67,522.04		$67,522.04

	Total Class A interest:		$67,522.04		$67,522.04	$67,522.04

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$12,547,088.69

9.	Regular Principal Distribution Amount:					$12,087,976.98

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,087,976.98
	Class A Notes Total:		$12,087,976.98		$12,087,976.98
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,087,976.98		$12,087,976.98

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					459,111.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,839,723.28
Beginning Period Amount	$3,839,723.28
Current Period Amortization	$408,860.79
Ending Period Required Amount	$3,430,862.49
Ending Period Amount	$3,430,862.49
Next Distribution Date Required Amount	$3,047,733.44

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.07%	12.01%	12.01%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.33%	24,836	97.14%	$142,702,782.70
30 - 60 Days	1.29%	326	2.18%	$3,198,493.81
61 - 90 Days	0.34%	86	0.63%	$921,232.36
91-120 Days	0.04%	9	0.06%	$80,856.61
121 + Days	0.00%	0	0.00%	$-
Total		25,257		$146,903,365.48

Delinquent Receivables 30+ Days Past Due
Current Period	1.67%	421	2.86%	$4,200,582.78
1st Preceding Collection Period	1.73%	451	2.95%	$4,709,864.35
2nd Preceding Collection Period	1.58%	426	2.66%	$4,566,421.79
3rd Preceding Collection Period	1.61%	448	2.71%	$5,013,696.99
Four-Month Average	1.65%		2.79%

Repossession in Current Period		21		$178,159.86
Repossession Inventory		60		$118,179.37

Current Charge-Offs
Gross Principal of Charge-Offs				$333,958.94
Recoveries				$(267,388.49)
Net Loss				$66,570.45

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.50%

Average Pool Balance for Current Period				$153,151,784.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.52%
1st Preceding Collection Period				-0.12%
2nd Preceding Collection Period				-0.37%
3rd Preceding Collection Period				0.31%
Four-Month Average				0.09%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,132	$31,438,392.42
Recoveries		36	1,928	$(18,196,980.68)
Net Loss				$13,241,411.74
Cumulative Net Loss as a % of Initial Pool Balance				1.11%

Net Loss for Receivables that have experienced a Net Loss *		22	1,747	$13,316,382.41
Average Net Loss for Receivables that have experienced a Net Loss				$7,622.43

Principal Balance of Extensions				$713,725.18
Number of Extensions				75

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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